As filed with the Securities and Exchange Commission on February 13, 2009

Securities Act File No. 2-53038

Investment Company Act File No. 811-2565

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 65	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 56	☒
(Check appropriate box or boxes)

ING VP MONEY MARKET PORTFOLIO

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code:  (800) 992-0180

Huey P. Falgout, Jr., Esq.	With copies to:
ING Investments, LLC	Philip H. Newman, Esq.
7337 E. Doubletree Ranch Road	Goodwin Procter, LLP
Scottsdale, AZ 85258	Exchange Place
(Name and Address of Agent for Service)	53 State Street
Boston, MA 02109

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☐ On (date) pursuant to paragraph (a)(1)

☒ On February 20, 2009 pursuant to paragraph (b)	☐ 75 days after filing pursuant to paragraph (a)(2)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒           This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A for ING VP Money Market Portfolio (the “Registrant”) is being filed under Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of extending the effective date of Post-Effective Amendment No. 63 from February 17, 2009 to February 20, 2009 for the Registrant’s Service 2 Class shares and Adviser Class shares. This Amendment incorporates by reference the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 63 which was filed with the Securities and Exchange Commission on December 19, 2008.

ING VP MONEY MARKET PORTFOLIO

PART C:

OTHER INFORMATION

ITEM 23. EXHIBITS

(a)                                  (1)  Amended and Restated Declaration of Trust dated May 1, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(2)         Certificate of Amendment to Declaration of Trust dated June 26, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 51 to the Registrant’s Form N-1A Registration Statement on April 30, 2003 and incorporated herein by reference.

(3)         Certificate Evidencing Establishment and Designation of Classes of Shares of Beneficial Interest, $1.00 Par Value — Filed as an Exhibit to Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(4)         Re-Designation of Classes of Shares of Beneficial Interest effective April 30, 2004 (redesignation of Class R shares to Class I shares) — Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A Registration Statement on February 11, 2005 and incorporated herein by reference.

(5)         Establishment and Designation of Classes of Shares of Beneficial Interest, $1.00 Par Value, effective April 29, 2005 (Adviser Class shares). — Filed as an Exhibit to Post-Effective Amendment No. 56 to the Registrant’s Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

(b)                                Second Amended and Restated Bylaws - Filed as an Exhibit to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A Registration Statement on April 27, 2006 and incorporated herein by reference.

(c)                                 Instruments Defining Rights of Holders - Filed as an Exhibit to Post-Effective Amendment No. 41 to the Registrant’s Form N-1A Registration Statement on June 7, 1996 and incorporated herein by reference.

(d)                                 (1)  Investment Management Agreement between the ING Investments, LLC and ING VP Money Market Portfolio (formerly known as Aetna Variable Encore Fund) dated March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

(i)            Amended Schedule A to the Investment Management Agreement between the ING Investments, LLC and ING VP Money Market Portfolio (formerly known as Aetna Variable Encore Fund) dated December 2003 — Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement filed on Form N-1A on February 11, 2005 and incorporated herein by reference.

(ii)         Amendment to the Investment Management Agreement between ING Investments, LLC and ING VP Money Market Portfolio, effective January 1, 2007 — Filed as an exhibit to Post-Effective Amendment No. 60 to the Registrant’s Registration

Statement filed on Form N-1A on April 27, 2007 and incorporated herein by reference.

(2)         Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. dated March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

(i)            Amended Schedule A to the Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. dated December 2003 — Filed as an Exhibit to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement filed on Form N-1A on February 11, 2005 and incorporated herein by reference.

(ii)         First Amendment to the Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. effective as of July 29, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(iii)      Second Amendment to Sub-Advisory Agreement, dated March 1, 2002 between ING Investments, LLC and ING Investment Management Co., effective January 1, 2007 — Filed as an exhibit to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement filed on Form N-1A on April 27, 2007 and incorporated herein by reference.

(iv)     Third Amendment, effective October 1, 2007, to Sub-Advisory Agreement dated March 1, 2002 between ING Investments, LLC and ING Investment Management Co., — Filed as an exhibit to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement filed on Form N-1A on April 25, 2008 and incorporated herein by reference.

(e)                                 Distribution Agreement between Aetna Variable Encore Fund and ING Pilgrim Securities, Inc. dated January 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

(i)            Amended Schedule of Approvals to Distribution Agreement between ING VP Money Market Portfolio and ING Funds Distributor, LLC dated December 2003 — Filed as an Exhibit to Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(ii)         Substitution Agreement to Distribution Agreement between ING VP Money Market Portfolio and ING Funds Distributor, LLC dated October 8, 2002 — Filed as an Exhibit to Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(f)                                   Directors’ Deferred Compensation Plan dated September 24, 1997 - Filed as an Exhibit to Post-Effective Amendment No. 43 to the Registrant’s Form N-1A Registration Statement on April 27, 1998 and incorporated herein by reference.

(g)                                 (1)  Custody Agreement with The Bank of New York dated January 6, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)            Amended Exhibit A, effective April 28, 2008 to the Custody Agreement with The Bank of New York Mellon Corporation — Filed as an exhibit to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement filed on Form N-1A on April 25, 2008 and incorporated herein by reference.

(2)         Foreign Custody Manager Agreement with the Bank of New York dated January 6, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)            Amended Exhibit A, effective April 28, 2008 to the Foreign Custody Manager Agreement with the Bank of New York Mellon Corporation — Filed as an exhibit to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement filed on Form N-1A on April 25, 2008 and incorporated herein by reference.

(ii)         Amended Schedule 2 to the Foreign Custody Manager Agreement with the Bank of New York Melon Corporation dated as of December 5, 2007 — Filed as an exhibit to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement filed on Form N-1A on April 25, 2008 and incorporated herein by reference.

(3)         Securities Lending Agreement and Guaranty with The Bank of New York dated August 7, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)            Amended Exhibit A, effective April 28, 2008 to the Securities Lending Agreement and Guaranty with The Bank of New York Mellon Corporation — Filed as an exhibit to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement filed on Form N-1A on April 25, 2008 and incorporated herein by reference.

(h)                                 (1)  Administration Agreement between ING Funds Services, LLC and Aetna Variable Encore Fund dated April 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A Registration Statement on April 19, 2002 and incorporated herein by reference.

(i)            Amended Schedule A with respect to the Administration Agreement between ING VP Money Market Portfolio and ING Funds Services, LLC, dated December 2003 — Filed as an Exhibit to Post-Effective Amendment No. 59 to the Registrant’s Form N-1A Registration Statement on February 7, 2007 and incorporated herein by reference.

(2)         Fund Accounting Agreement with The Bank of New York dated January 6, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)            Amended Exhibit A, effective April 28, 2008 to the Fund Accounting Agreement with The Bank of New York Mellon Corporation — Filed as an exhibit to Post-

Effective Amendment No. 62 to the Registrant’s Registration Statement filed on Form N-1A on April 25, 2008 and incorporated herein by reference.

(3)         Allocation Agreement (Investment Company Blanket Bond) dated September 24, 2003 — Filed as an Exhibit to Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)            Amended Schedule A, dated April 2007 to the Allocation Agreement — Filed as an exhibit to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement filed on Form N-1A on April 25, 2008 and incorporated herein by reference.

(4)         Allocation Agreement (Directors and Officers Liability) dated September 26, 2002 — Filed as an exhibit to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement filed on Form N-1A on April 27, 2007 and incorporated herein by reference.

(i)            Amended Schedule A (Directors and Officers Liability) dated April 2007 — Filed as an exhibit to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement filed on Form N-1A on April 25, 2008 and incorporated herein by reference.

(5)         Agency Agreement with DST Systems, Inc. dated July 7, 2001 and Amended Exhibit A effective June 26, 2002 with respect to the Agency Agreement — Filed as an Exhibit to Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)            Amended Exhibit A, effective March 4, 2008, to Agency Agreement with DST Systems, Inc. — Filed as an exhibit to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement filed on Form N-1A on April 25, 2008 and incorporated herein by reference.

(6)         Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. dated May 1, 1998 — Filed as an Exhibit to Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)            Amendment No. 1 to Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed May 1, 2000 — Filed as an Exhibit to Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(ii)         Amendment No. 2 to Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed June 26, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 53

to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(7)         Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. dated May 1, 1998 — Filed as an Exhibit to Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)            Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed November 9, 1998 — Filed as an Exhibit to Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(ii)         Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed June 1, 1999 — Filed as an Exhibit to Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(iii)       Second Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed December 31, 1999 — Filed as an Exhibit to Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(iv)     Third Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed February 11, 2000 — Filed as an Exhibit to Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(v)        Fourth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed May 1, 2000 — Filed as an Exhibit to Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(vi)  Fifth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed February 27, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(vii) Sixth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed June 19, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(8)         Fund Participation Agreement between Golden American Life Insurance Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. dated July 16, 2001 — Filed as an Exhibit to Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(i)                                     (1)  Opinion and consent of counsel regarding the legality of the securities being registered with regard to Adviser Class shares and Service 2 Class shares — To be filed by subsequent Post-Effective Amendment.

(j)                                     (1)  Consent of Goodwin Procter LLP — To be filed by subsequent Post-Effective Amendment.

(2)          Consent of KPMG, LLP — To be filed by subsequent Post-Effective Amendment.

(k)                                  N/A

(l)                                     N/A

(m)                               (1)  Restated Distribution Plan for Class S shares effective March 24, 2004 — Filed as an Exhibit to Post-Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(2)         Shareholder Service and Distribution Plan for Class A shares effective April 29, 2005 — Filed as an Exhibit to Post-Effective Amendment No. 56 to the Registrant’s Form N-1A Registration Statement on April 28, 2005 and incorporated herein by reference.

(n)                                 Amended and Restated Multi-Class Plan pursuant to Rule 18f-3 for ING VP Money Market Portfolio, effective May 2, 2005— Filed as an Exhibit to Post-Effective Amendment No. 59 to the Registrant’s Form N-1A Registration Statement on February 7, 2007 and incorporated herein by reference.

(o)                                 N/A

(p)                                 (1)  ING Funds and Advisers Code of Ethics effective May 1, 2004 — Filed as an Exhibit to Post-

Effective Amendment No. 53 to the Registrant’s Form N-1A Registration Statement on April 30, 2004 and incorporated herein by reference.

(2)         ING Investment Management (US) Code of Ethics dated August 2006 — Filed as an Exhibit to Post-Effective Amendment No. 59 to the Registrant’s Form N-1A Registration Statement on February 7, 2007 and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

ING VP Money Market Portfolio is a Massachusetts business trust for which separate financial statements are filed. As of [    ], no affiliated insurance companies owned more then 25% of the Registrant’s outstanding voting securities of ING VP Money Market Portfolio other than as listed below:

ILIAC	% of Portfolio

ILIAC is an indirect wholly-owned subsidiary of ING Groep N.V.

A list of all persons directly or indirectly under common control with ING VP Money Market Portfolio is incorporated herein by reference to Item 26 of the Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 33-81216), as filed with the Securities and Exchange Commission on April 9, 2001.

ITEM 25. INDEMNIFICATION

Article 5.3 of ING VP Money Market Portfolio’s Amended and Restated Declaration of Trust provides the following:

5.3 Indemnification. The Trust shall indemnify its Trustees and officers, and any person who serves at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise as follows:

(a)         Every person who is or has been a Trustee or officer of the Trust and persons who serve at the Trust’s request as director or officer of another corporation, partnership, joint venture, trust or other enterprise shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he or she becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer of the Trust or of another corporation, partnership, joint venture, trust or other enterprise at the request of the Trust and against amounts paid or incurred in the settlement thereof.

(b)        The words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, legislative, investigative or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(c)         No indemnification shall be provided hereunder to a Trustee, officer, employee or agent against any liability to the Trust, a Series thereof, or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of office.

(d)        The right of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee, officer, employee or agent may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

(e)         In the absence of a final decision on the merits by a court or other body before which such proceeding was brought, an indemnification payment will not be made, except as provided in paragraph (f) of this Article, unless in the absence of such a decision, a reasonable determination based upon a factual review has been made (1) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Trust, or (2) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.

(f)           The Trust further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against a Trustee or officer of the Trust will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for this undertaking, (ii) the Trust is insured against losses arising by reason of any lawful advances or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe the indemnitee ultimately will be entitled to indemnification.

(g)        No amendment of this Declaration or repeal of any of its provisions shall limit or eliminate the rights of indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal.

In addition, ING VP Money Market Portfolio’s officers and Trustees are currently covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires October 1, 2009.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to Trustees, officers and controlling persons of ING VP Money Market Portfolio pursuant to the foregoing provisions or otherwise, ING VP Money Market Portfolio has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ING VP Money Market Portfolio of expenses incurred or paid by a Trustee, officer or controlling person of ING VP Money Market Portfolio in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, ING VP Money Market Portfolio will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF ADVISER

Information as to the directors and officers of ING Investments, LLC (formerly, ING Pilgrim Investments, LLC), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Adviser in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282)

filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Information as to the directors and officers of ING Investment Management Co. (“ING IM”) (formerly, Aeltus Investment Management, Inc.), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of ING IM in the last two years is included on its application for registration as an investment adviser on Form ADV (File No. 801-9046) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITER

(a)         ING Funds Distributor, LLC is the principal underwriter for ING Mutual Funds; ING Mayflower Trust; ING Funds Trust; ING Equity Trust; ING Prime Rate Trust; ING Senior Income Fund; ING Series Fund, Inc.; ING Variable Products Trust; ING Variable Insurance Trust; ING VP Balanced Portfolio, Inc.; ING Variable Portfolios, Inc.; ING Variable Funds; ING VP Intermediate Bond Portfolio; ING VP Money Market Portfolio; ING Separate Portfolios Trust; ING Strategic Allocation Portfolios, Inc. and ING GET Fund.

(b)        Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934 and is incorporated herein by reference thereto.

(c)         Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of (a) ING VP Money Market Portfolio, (b) the Investment Adviser, (c) the Distributor, (d) the Custodian, (e) the Transfer Agent, (f) the Sub-Adviser. The address of each is as follows:

(a)	ING VP Money Market Portfolio
7337 East Doubletree Ranch Rd.
Scottsdale, Arizona 85258

(b)	ING Investments, LLC
7337 East Doubletree Ranch Rd.
Scottsdale, Arizona 85258

(c)	ING Funds Distributor, LLC
7337 East Doubletree Ranch Rd.
Scottsdale, Arizona 85258

(d)	The Bank of New York Mellon Corporation
100 Church Street, 10th Floor
New York, NY 10286

(e)	DST Systems, Inc.
P.O. Box 419386
Kansas City, Missouri 64141

(f)	ING Investment Management Co.
230 Park Avenue
New York, New York 10169

ITEM 29. MANAGEMENT SERVICES

Not Applicable.

ITEM 30. UNDERTAKINGS

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post Effective Amendment No. 65 to the Registration Statement on Form N-1A pursuant to Rule 485(b) of the 1933 Act and has duly caused this Post-Effective Amendment 65 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 13th day of February, 2009.

ING VP MONEY MARKET PORTFOLIO

By:
/s/ Theresa K. Kelety
Theresa K. Kelety
Secretary

SIGNATURE	TITLE	DATE

	Senior Vice President and	February 13, 2009
Todd Modic*	Chief/Principal Financial Officer

	Trustee	February 13, 2009
Albert E. DePrince Jr.*

	Trustee	February 13, 2009
Martin J. Gavin*

	Trustee	February 13, 2009
Russell Jones*

	Chairman and Trustee	February 13, 2009
Sidney Koch*

	Interested Trustee and President	February 13, 2009
Shaun P. Mathews	and Chief Executive Officer

	Trustee	February 13, 2009
Corine T. Norgaard*

	Trustee	February 13, 2009
Joseph E. Obermeyer*

*By:
/s/ Theresa K. Kelety
Theresa K. Kelety
Attorney-in-Fact**

**           Powers of attorney for Todd Modic and each Trustee (except Martin J. Gavin) were filed as an exhibit to Post Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A filed on February 8, 2008 and are incorporated herein by reference.  Power of Attorney for Trustee Martin J. Gavin was filed as an attachment to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A filed on February 10, 2009 and is incorporated herein by reference.

EXHIBIT INDEX

EXHIBIT NUMBER	EXHIBIT DESCRIPTION
None